Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (12,347,000)	$ 4,534,000	$ (99,784,000)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property and equipment	44,951,000	48,207,000	55,185,000
Amortization of other intangible assets from acquisitions	85,183,000	103,148,000	140,354,000
Amortization of deferred financing costs	7,179,000	6,454,000	7,316,000
Amortization of net present value of deferred consideration	163,000	373,000	632,000
Amortization of original issuance discount	4,490,000	4,305,000	3,860,000
Impairment of long-lived assets	25,207,000	0	18,731,000
Impairment of investments	0	0	600,000
Impairment of goodwill	12,333,000	0	12,129,000
Stock-based compensation	35,692,000	29,064,000	60,001,000
Deferred tax (benefit) expense	10,669,000	(10,438,000)	(22,807,000)
Gain on sale of business	(40,700,000)	0	0
(Gain) loss on sale of assets	163,000	198,000	(315,000)
Gain from unconsolidated entities	0	0	(110,000)
Loss of unconsolidated entities	0	267,000	0
Financing costs expensed	0	1,228,000	5,487,000
Loss on early extinguishment of debt	0	331,000	992,000
Dividend from minority interest	0	0	100,000
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	1,985,000	3,616,000	(3,102,000)
Prepaid and refundable taxes	495,000	(2,896,000)	(732,000)
Prepaid expenses and other current assets	3,857,000	(4,564,000)	6,150,000
Leases right-of-use asset, net	656,000	0	0
Accounts payable and accrued expenses	(21,565,000)	5,040,000	8,351,000
Deferred revenue	3,562,000	(6,315,000)	8,235,000
Net cash provided by operating activities	161,973,000	182,552,000	201,273,000
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	(8,875,000)	0	0
Purchases of property and equipment	(39,126,000)	(45,880,000)	(43,062,000)
Proceeds from sale of assets	51,001,000	6,000	530,000
Purchases of intangible assets	0	(8,000)	(1,966,000)
Net cash (used in) provided by investing activities	3,000,000	(45,882,000)	(44,498,000)
Cash flows from financing activities:
Proceeds from issuance of term loan	0	1,580,305,000	1,693,007,000
Repayment of term loan	(130,980,000)	(1,681,094,000)	(1,797,634,000)
Payment of financing costs	0	(1,580,000)	(6,304,000)
Payment of deferred consideration	(2,500,000)	(4,500,000)	(5,433,000)
Payment of redeemable non-controlling interest liability	0	0	(25,000,000)
Principal payments on financed equipment	(8,189,000)	(7,439,000)	(7,390,000)
Proceeds from exercise of stock options	31,000	887,000	2,049,000
Net cash used in financing activities	(141,638,000)	(113,421,000)	(146,705,000)
Net effect of exchange rate on cash and cash equivalents and restricted cash	(914,000)	(1,791,000)	2,150,000
Net increase in cash and cash equivalents and restricted cash	22,421,000	21,458,000	12,220,000
Cash and cash equivalents and restricted cash:
Beginning of period	90,576,000	69,118,000	56,898,000
End of period	111,265,000	88,644,000
Supplemental cash flow information:
Interest paid	132,805,000	134,145,000	141,157,000
Income taxes paid	4,728,000	4,141,000	3,369,000
Supplemental disclosure of non-cash financing activities:
Assets acquired under equipment financing	0	$ 1,179,000	$ 15,536,000
Operating lease right-of-use assets	114,942,000
Lease liability	$ 124,549,000